Fair Value Measurements - Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair value, measurements, recurring [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	¥ 1,468,422	¥ 1,194,051
Financial assets measured at fair value through other comprehensive income	9,830,736	9,644,571
Financial liabilities measured at fair value through profit or loss	(456,257)	(497,198)
Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial liabilities measured at fair value through profit or loss	(456,257)	(497,198)
Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	193,816	159,186
Financial assets measured at fair value through other comprehensive income	6,409,119	6,302,719
Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	168,214	149,890
Financial assets measured at fair value through other comprehensive income	3,413,780	3,332,209
Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	610,340	419,173
Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	496,052	465,801
Financial assets measured at fair value through other comprehensive income	7,838	9,644
Level 1 [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	432,529	368,822
Financial assets measured at fair value through other comprehensive income	7,198,891	6,715,259
Level 1 [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	98,458	61,376
Financial assets measured at fair value through other comprehensive income	3,976,333	3,542,949
Level 1 [Member] | Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through other comprehensive income	3,214,720	3,162,805
Level 1 [Member] | Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	334,071	307,446
Financial assets measured at fair value through other comprehensive income	7,838	9,505
Level 2 [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	861,310	673,665
Financial assets measured at fair value through other comprehensive income	2,405,823	2,739,730
Financial liabilities measured at fair value through profit or loss	(456,257)	(497,198)
Level 2 [Member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial liabilities measured at fair value through profit or loss	(456,257)	(497,198)
Level 2 [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	88,989	96,136
Financial assets measured at fair value through other comprehensive income	2,405,823	2,739,591
Level 2 [Member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	610,340	419,173
Level 2 [Member] | Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	161,981	158,355
Financial assets measured at fair value through other comprehensive income		139
Level 3 [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	174,583	151,563
Financial assets measured at fair value through other comprehensive income	226,023	189,583
Level 3 [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	6,369	1,674
Financial assets measured at fair value through other comprehensive income	26,963	20,178
Level 3 [Member] | Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	168,214	149,890
Financial assets measured at fair value through other comprehensive income	¥ 199,060	¥ 169,404